Supplemental Oil and Gas Reserve Information (Details1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Extractive Industries [Abstract]
Future cash inflows	$ 152,038,000	$ 17,034,000	$ 1,146,000
Future costs:
Production	(31,849,000)	(4,326,000)	(466,000)
Development	(31,885,000)	(5,761,000)	(225,000)
Future net cash inflows	88,304,000	6,947,000	455,000
10% discount factor	(55,512,000)	(4,239,000)	(361,000)
Standardized measure of discounted net cash flows	$ 32,792,000	$ 2,708,000	$ 94,000